Financial Instruments - Summary of maturity analysis for financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Mar. 18, 2021	Dec. 31, 2020
Disclosure of maturity analysis for financial liabilities [line items]
Trade and other payables, undiscounted cash flows	$ 259.2		$ 221.0
Borrowings	1,551.6	$ 17.5	2,066.2
Bank borrowings, undiscounted cash flows	1,825.3		2,518.1
Other financial liabilities undiscounted cash flows	11.5		40.1
Derivative financial liabilities, undiscounted cash flows	0.4		14.8
Financial liabilities	1,886.5		2,408.7
Financial liabilities undiscounted cash flows	2,096.0		2,779.1
At cost [member]
Disclosure of maturity analysis for financial liabilities [line items]
Trade payables	259.2		221.0
Borrowings	1,551.6		2,066.2
Other financial liabilities	11.5		40.1
Derivative financial liabilities	0.4		14.8
Financial liabilities	1,822.3		2,327.2
Not later than one year [member]
Disclosure of maturity analysis for financial liabilities [line items]
Trade payables	258.5		218.6
Borrowings	59.8		134.6
Other financial liabilities	11.5		38.5
Derivative financial liabilities	0.4		14.8
Financial liabilities	329.9		391.8
Later than one year and not later than three years [member]
Disclosure of maturity analysis for financial liabilities [line items]
Trade payables	0.5		1.9
Borrowings	118.9		476.0
Other financial liabilities	0.0		1.5
Financial liabilities	119.4		479.4
Later than three years and not later than five years [member]
Disclosure of maturity analysis for financial liabilities [line items]
Trade payables	0.2		0.1
Borrowings	117.0		1,907.4
Other financial liabilities	0.0		0.0
Financial liabilities	117.2		1,907.5
Later than five years [member]
Disclosure of maturity analysis for financial liabilities [line items]
Trade payables	0.0		0.4
Borrowings	1,529.6
Other financial liabilities	0.0		0.0
Financial liabilities	$ 1,529.6		$ 0.5